Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	$ 18,522	$ 18,769
Valuation allowance	(9,134)	(9,893)
Recognized	9,389	8,876
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	471	77
United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Recognized	8,294	8,521
Other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Recognized	1,095	355
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	12,708	13,636
Valuation allowance	(8,720)	(9,193)
Recognized	3,988	4,443
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	5,814	5,133
Valuation allowance	(414)	(700)
Recognized	5,400	4,433
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	2,485	2,272
Valuation allowance	0	0
Recognized	2,485	2,272
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	1,194	1,222
Valuation allowance	(175)	(209)
Recognized	1,018	1,013
of which: related to cash flow hedges | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	947	3
Valuation allowance	0	0
Recognized	947	3
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	1,188	1,636
Valuation allowance	(238)	(491)
Recognized	950	1,145
UBS AG
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	18,482	18,728
Valuation allowance	(9,128)	(9,889)
Recognized	9,354	8,839
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	471	77
UBS AG | United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Recognized	8,294	8,521
UBS AG | Other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Recognized	1,060	318
UBS AG | Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	12,708	13,636
Valuation allowance	(8,720)	(9,193)
Recognized	3,988	4,443
UBS AG | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	5,774	5,092
Valuation allowance	(408)	(696)
Recognized	5,365	4,396
UBS AG | of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	2,485	2,272
Valuation allowance	0	0
Recognized	2,485	2,272
UBS AG | of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	1,169	1,200
Valuation allowance	(175)	(209)
Recognized	993	991
UBS AG | of which: related to cash flow hedges | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	947	3
Valuation allowance	0	0
Recognized	947	3
UBS AG | of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Table]
Gross	1,173	1,620
Valuation allowance	(233)	(487)
Recognized	$ 940	$ 1,133